Earnings Per Share Dividends	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Earnings Per Share Dividends
42	EARNINGS PER SHARE. DIVIDENDS
Basic earnings per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
To determine the weighted average number of common shares outstanding during the fiscal year, the Bank used the number of common shares outstanding at the beginning of the fiscal year adjusted, if applicable, by the number of common shares bought back or issued during the fiscal year multiplied by the number of days that the shares were outstanding in the fiscal year. Note 41 provides a breakdown of the changes in the Bank’s capital stock.
The following table reflects the income and shares data used in the basic earnings per share:

	12/31/2021	12/31/2020	12/31/2019
Net Income attributable to controlling interest	22,872,537	39,477,783	42,573,192
Plus: Potential diluted earnings per common share
Net Income attributable to controlling interest adjusted as per diluted earnings	22,872,537	39,477,783	42,573,192
Weighted average of outstanding common shares for the fiscal year (in thousands)	639,413	639,413	639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect (in thousands)	639,413	639,413	639,413

Basic earnings per share (in pesos)	35.7711	61.7407	66.5828

Dividends paid and proposed
Cash dividends paid during the fiscal year 2019 to the Shareholders’ of the Bank amounted to 6,393,978 (not restated), which considering the number of shares outstanding to the date of effective payment that represents 10 pesos per share (not restated).
The Shareholders’ Meeting held on April 30, 2020, resolved to distribute cash dividends for 12,788,268 (not restated), which considering the number of shares outstanding at the date of such resolution, represented 20 pesos per share (not restated). During 2020 and 2021, the BCRA issued Communiqués that suspended the payment of earnings distributions, being the last one the Communiqué “A” 7312, which suspended the payment of earnings distributions up to December 31, 2021. As a consequence of the abovementioned suspensions, the Shareholders’ Meeting held on October 21, 2020, resolved to distribute a supplementary cash dividend which will be calculated by multiplying the dividend of 20 pesos per share already approved by the Shareholders’ Meeting held on April, 30 2020, by the coefficient obtained after dividing the most recent CPI published by the INDEC and informed by such entity to the date on which the BCRA issues its authorization for the payment, by the CPI for the month of April 2020. The aggregate amount to be distributed for this purpose may not exceed the amount of 3,791,722 (not restated).
The Shareholders’ Meeting held on April 30, 2021, resolved to distribute cash dividends or dividends in kind, in this case, measured at market value, or any combination of both alternatives for an amount of 10,000,426 (not restated) which considering the number of shares outstanding at the date of such resolution, represented 15.64 pesos per share (not restated), subject to prior authorization of the BCRA, which as mentioned in the previous paragraph, was suspended until December 31, 2021.
On December 16, 2021, the BCRA issued Communiqué “A” 7421, which established as follows: (i) from January 1, 2022, through December 31, 2022, financial institutions will be allowed to distribute up to 20% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, and (ii) financial institutions that have the BCRA’s authorization for the earnings distributions have to perform it in 12 equal, monthly and consecutive installments. For further information see also note 51.
Finally, the Board of Directors’ Meeting held on March 9, 2022, resolved to submit for discussion by the Shareholders’ Meeting the motion to distribute the amount of 22.18 pesos per share, which shall mean a total amount to be distributed of 14,187,873 subject to prior authorization of the BCRA.